Other income	12 Months Ended
Dec. 31, 2025
Other income
Other income

16. Other income

During the twelve-month period ended December 31, 2025, the other income primarily related to the fair value of the services received by Neurosterix group at zero cost (notes 10 and 28). The income from IT consultancy agreements recognized during the twelve-month periods ended December 31, 2023, 2024 and 2025 was close to nil.

Under grant agreements with Eurostars/Innosuisse the Group was required to complete specific research activities within a defined period of time. The Group’s funding was fixed and received based on the satisfactory completion of the agreed research activities and incurring the related costs.

In September 2023, the Group was awarded a grant of CHF 0.5 million by Eurostars/Innosuisse to support the mGlu2 NAM program of which CHF 0.3 million were received in December 2023. The Group recognized CHF 38,401 from January 1, 2024 to April 2, 2024, the date when the program was transferred to Neurosterix Pharma Sàrl and recorded as discontinued operations (note 22). The remaining funds and deferred income of CHF 0.3 million recorded as assets and liabilities held for sale as of April 2, 2024, has been transferred to Neurosterix Pharma Sàrl.